united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 05/31/19

Item 1. Reports to Stockholders.

Orchard Small Cap Value Fund

Semi-Annual Report

May 31, 2019

Class I Shares (Symbol: OCSIX)
Class N Shares (Symbol: OCSNX)

1-844-ORCHCAP

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Orchard Small Cap Value Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2019

The Fund’s performance figures* for the six months ended May 31, 2019, compared to its benchmark:

			Since Inception **
	Six Months	One Year	(Annualized)
Orchard Small Cap Value Fund - Class I	(9.28)%	(22.62)%	7.94%
Orchard Small Cap Value Fund - Class N	(9.45)%	(22.85)%	7.65%
Russell 2000 Value Index ***	(6.22)%	(11.32)%	7.79%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 4.15% for Class I shares and 4.40% for Class N shares per the April 1, 2019 supplement to the Fund’s prospectus. The Fund’s investment advisor has contractually agreed to reduce its fee and/or absorb expenses of the Fund, at least until March 31, 2020, to ensure that the net annual fund operating expenses will not exceed 1.25%, and 1.50% of Class I and Class N shares, respectively, subject to possible recoupment from the Fund in future years. For performance information current to the most recent month-end, please call toll-free 1-844-ORCHCAP or 1-844-672-4227.

**	Inception date is December 28, 2015.

***	The Russell 2000 Value Index is a subset of the Russell 2000 Index. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Portfolio Analysis as of May 31, 2019 (Unaudited)
% of Net Assets
Financial	40.5%
Industrial	17.8%
Consumer, Cyclical	12.3%
Consumer, Non-Cyclical	10.1%
Short-Term Investment	7.2%
Basic Materials	6.6%
Energy	3.6%
Communications	2.1%
Liabilities Less Other Assets	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2019

Shares		Fair Value
	COMMON STOCK - 93.0%
	BANKS - 13.0%
5,293	Ameris Bancorp	$186,790
30,746	Bancorp, Inc. *	273,640
12,158	First Foundation, Inc.	159,391
4,308	Peapack Gladstone Financial Corp.	116,488
		736,309
	BIOTECHNOLOGY - 6.2%
17,772	Ardelyx, Inc. *	48,518
46,033	Pfenex, Inc. *	299,675
		348,193
	BUILDING MATERIALS - 1.1%
13,739	Cornerstone Building Brands, Inc. *	60,314

	CHEMICALS - 4.4%
20,972	OMNOVA Solutions, Inc. *	118,911
1,928	Sensient Techonlogies Corp.	130,526
		249,437
	DIVERSIFIED FINANCIAL SERVICES - 10.9%
14,404	Enova International, Inc. *	307,526
11,702	Meta Financial Group, Inc.	306,241
		613,767
	ENGINEERING & CONSTRUCTION - 4.0%
1,919	Arcosa, Inc.	65,035
3,956	Granite Construction, Inc.	158,992
		224,027
	ENTERTAINMENT - 7.3%
6,838	Cinemark Holdings, Inc.	259,776
7,161	IMAX Corp. *	155,823
		415,599
	HEALTHCARE SERVICES - 2.2%
2,105	Encompass Health Corp.	124,027

	HOME BUILDERS - 1.9%
2,085	Thor Industries, Inc.	107,669

	INSURANCE - 6.3%
21,783	Greenlight Capital Re, Ltd. *	221,098
8,145	NI Holdings, Inc. *	137,976
		359,074
	IRON/STEEL - 2.2%
5,890	Schnitzer Steel Industries, Inc.	124,338

	METAL FABRICATE/HARDWARE - 6.0%
3,147	AZZ, Inc.	132,426
7,299	TriMas Corp. *	209,116
		341,542
	MISCELLANEOUS MANUFACTURERS - 3.5%
14,532	FreightCar America, Inc. *	87,628
5,759	Trinity Industries, Inc.	111,033
		198,661

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019

Shares		Fair Value
	COMMON STOCK - 93.0% (Continued)
	OIL & GAS SERVICES - 3.7%
8,210	Solaris Oilfield Infrastructure, Inc.	$116,828
8,642	US Silica Holdings, Inc.	89,704
		206,532
	PACKAGING & CONTAINERS - 3.2%
3,642	Multi-Color Corp.	181,153

	PHARMACEUTICALS - 1.7%
21,865	Akebia Therapeutics, Inc. *	97,299

	REAL ESTATE INVESTMENT TRUSTS - 2.0%
22,144	Colony Capital, Inc.	114,927

	RETAIL - 3.1%
10,721	Michaels Companies, Inc. *	97,668
14,980	Potbelly Corp. *	75,349
		173,017
	SAVINGS & LOANS - 8.2%
10,725	Axos Financial, Inc. *	292,900
1,473	BankFinancial Corp.	20,475
9,436	Oritani Financial Corp.	150,976
		464,351
	TELECOMMUNICATIONS - 2.1%
5,694	Finisar Corp. *	119,460

	TOTAL COMMON STOCK (Cost - $5,765,975)	5,259,696

	SHORT TERM INVESTMENTS - 7.2%
	MONEY MARKET FUND - 7.2%
404,843	Dreyfus Treasury Securities Cash Management - Institutional Class, 2.24% +	404,843
	TOTAL SHORT-TERM INVESTMENT (Cost - $404,843)

	TOTAL INVESTMENTS - 100.2% (Cost - $6,170,818)	$5,664,539
	LIABILITIES LESS OTHER ASSETS - (0.2)%	(9,952)
	NET ASSETS - 100.0%	$5,654,587

+	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

*	Non-income producing security.

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2019

Assets:
Investments in Securities:
At Cost	$6,170,818
At Fair Value	5,664,539
Dividends and Interest Receivable	2,175
Due from Advisor	20,882
Prepaid Expenses and Other Assets	3,229
Total Assets	5,690,825

Liabilities:
Accrued 12b-1 Fee	119
Payable to Related Parties	13,954
Accrued Expenses and Other Liabilities	22,165
Total Liabilities	36,238

Net Assets	$5,654,587

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	$6,166,650
Accumulated Loss	(512,063)
Net Assets	$5,654,587

Class I Shares:
Net Assets	$4,957,356
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	494,483
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares of Beneficial Interest)	$10.03

Class N Shares:
Net Assets	$697,231
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	70,304
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares of Beneficial Interest)	$9.92

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2019

Investment Income:
Dividend Income	$32,733
Interest Income	5,250
Total Investment Income	37,983

Expenses:
Investment Advisory Fees	33,962
Distribution Fees (12b-1) fees
Class N	935
Administration Fees	15,404
Trustees’ Fees And Expenses	13,207
Legal Fees	12,504
Fund Accounting Fees	11,851
Transfer Agent Fees	10,122
Chief Compliance Officer Fees	10,101
Audit Fees	7,599
Custody Fees	2,416
Printing Expense	2,031
Registration & Filing Fees	1,080
Miscellaneous Expenses	816
Total Expenses	122,028
Fees Waived/Expenses Reimbursed by the Advisor	(83,861)
Net Expenses	38,167

Net Investment Loss	(184)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	45,435
Net Change in Unrealized Depreciation on Investments	(590,606)
Net Realized and Unrealized Loss on Investments	(545,171)

Net Decrease in Net Assets Resulting From Operations	$(545,355)

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2019	November 30, 2018
	(Unaudited)
Operations:
Net Investment Loss	$(184)	$(53,607)
Net Realized Gain on Investments	45,435	850,979
Net Change in Unrealized Depreciation on Investments	(590,606)	(1,182,958)
Net Decrease in Net Assets Resulting From Operations	(545,355)	(385,586)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class I	(762,714)	(386,938)
Class N	(88,361)	(17,361)
Net decrease in net assets from distributions to shareholders	(851,075)	(404,299)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	140,000	35,000
Net asset value of shares issued in reinvestment of distributions	762,714	386,926
Payments for Shares Redeemed	—	(30,743)
Total From Capital Transactions: Class I	902,714	391,183

Class N Shares:
Proceeds from Shares Issued	235,224	450,629
Net asset value of shares issued in reinvestment of distributions	87,920	17,359
Payments for Shares Redeemed	(87,506)	(20,125)
Total From Capital Transactions: Class N	235,638	447,863

Total Increase (Decrease) in Net Assets	(258,078)	49,161

Net Assets:
Beginning of Period	5,912,665	5,863,504
End of Period	$5,654,587	$5,912,665

Share Activity:
Class I Shares:
Shares Issued	14,878	2,352
Shares Reinvested	73,906	27,980
Shares Redeemed	—	(2,352)
Net increase in shares of beneficial interest outstanding	88,784	27,980

Class N Shares:
Shares Issued	23,033	30,268
Shares Reinvested	8,603	1,263
Shares Redeemed	(8,272)	(1,396)
Net increase in shares of beneficial interest outstanding	23,364	30,135

See accompanying notes to financial statements.

Orchard Small Cap Value Fund - Class I
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31, 2019		November 30, 2018	November 30, 2017	November 30, 2016 *
	(Unaudited)
Net asset value, beginning of period	$13.07		$14.87	$13.49	$10.00
Activity from investment operations:
Net investment loss (1)	—		(0.12)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.16)		(0.66)	1.77	3.58
Total from investment operations	(1.16)		(0.78)	1.65	3.49
Less distributions from:
Net realized gains	(1.88)		(1.02)	(0.27)	—
Total distributions	(1.88)		(1.02)	(0.27)	—
Net asset value, end of period	$10.03		$13.07	$14.87	$13.49
Total return (2)	(9.28	)% (4)	(5.59)%	12.39%	34.90	% (4)
Net assets, end of period (000s)	$4,957		$5,304	$5,615	$5,155
Ratio of gross expenses to average net assets (3)	4.07	% (5)	4.13%	4.50%	6.70	% (5)
Ratio of net expenses and net of waivers/reimbursements to average net assets	1.25	% (5)	1.57%	1.60%	1.60	% (5)
Ratio of net investment loss to average net assets	0.03	% (5)	(0.82)%	(0.90)%	(0.84	)% (5)
Portfolio Turnover Rate	7	% (4)	37%	26%	27	% (4)

*	Commencement of Operations was December 28, 2015.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Not Annualized.

(5)	Annualized.

See accompanying notes to financial statements.

Orchard Small Cap Value Fund - Class N
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31, 2019		November 30, 2018	November 30, 2017	November 30, 2016 *
	(Unaudited)
Net asset value, beginning of period	$12.97		$14.79	$13.45	$10.00
Activity from investment operations:
Net investment loss (1)	(0.01)		(0.15)	(0.15)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.16)		(0.65)	1.76	3.57
Total from investment operations	(1.17)		(0.80)	1.61	3.45
Less distributions from:
Net realized gains	(1.88)		(1.02)	(0.27)	—
Total distributions	(1.88)		(1.02)	(0.27)	—
Net asset value, end of period	$9.92		$12.97	$14.79	$13.45
Total return (2)	(9.45	)% (4)	(5.77)%	12.12%	34.50	% (4)
Net assets, end of period (000s)	$697		$609	$249	$705
Ratio of gross expenses to average net assets (3)	4.32	% (5)	4.38%	4.75%	23.07	% (5)
Ratio of net expenses and net of waivers/reimbursements to average net assets	1.50	% (5)	1.82%	1.85%	1.85	% (5)
Ratio of net investment loss to average net assets	(0.24	)% (5)	(1.06)%	(1.15)%	(1.14	)% (5)
Portfolio Turnover Rate	7	% (4)	37%	26%	27	% (4)

*	Commencement of Operations was December 28, 2015.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Not Annualized.

(5)	Annualized.

See accompanying notes to financial statements.

Orchard Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2019

1.	ORGANIZATION

The Orchard Small Cap Value Fund, (the “Fund”) is a non-diversified series of shares of Northern Lights Fund Trust II (the “Trust”), a Delaware statutory trust organized on August 26, 2010 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 28, 2015. The investment objective of the Fund is to seek long-term capital appreciation.

The Fund currently offers Class I and Class N shares. Class I and Class N shares are offered at net asset value. Class N shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for the differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Orchard Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances) . If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value

Orchard Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of May 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$5,259,696	$—	$—	$5,259,696
Short-Term Investment	404,843	—	—	404,843
Total	$5,664,539	$—	$—	$5,664,539

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Dividend income and distributions of capital gains from underlying investment companies are recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2016 to November 30, 2018, or expected to be taken in the Fund’s November 30, 2019 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Nebraska. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Orchard Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and excluding U.S. Government securities, amounted to $730,241 and $374,137 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Orchard Capital Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. Effective November 1, 2018 as compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.14% of the Fund’s average daily net assets. For the six months ended May 31, 2019, the Advisor earned advisory fees of $33,962.

Effective November 1, 2018, the Advisor has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until March 31, 2020, so that the total annual operating expenses of the Fund do not exceed 1.25% and 1.50% of the Fund’s average daily net assets. Waivers and expense payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the six months ended May 31, 2019, the Advisor waived fees and reimbursed expenses of $83,861. Pursuant to the Waiver Agreement, cumulative expenses subject to recapture are $469,408 and the amounts will expire no later than: November 30, 2019 - $146,640, November 30, 2020 - $159,973, and November 30, 2021 - $162,795.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class N shares for such distribution and shareholder service activities. For the six months ended May 31, 2019, the Fund incurred distribution fees of $935 on Class N shares.

The distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended May 31, 2019, the Distributor did not receive or retain any underwriting commissions.

Orchard Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective on February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at May 31, 2019, was as follows:

Cost for Federal Tax purposes	$6,170,818
Unrealized Appreciation	650,559
Unrealized Depreciation	(1,156,838)
Tax Net Unrealized Depreciation	$(506,279)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund’s distributions paid for the years ended November 30, 2018 and November 30, 2017 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2018	November 30, 2017
Ordinary Income	$209,136	$117,896
Long-Term Capital Gain	195,163	—
	$404,299	$117,896

Orchard Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019

As of November 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$850,972	$(50,932)	$—	$—	$84,327	$884,367

Late Year Losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $50,932.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassifications for the Fund for the fiscal year ended November 30, 2018 as follows:

Paid In	Accumulated
Capital	Earnings/(Losses)
$(2,675)	$2,675

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio, under Section 2(a)9 of the 1940 Act. As of May 31, 2019, NFS LLC FEBO holds shares for the benefit of others in nominee name, totaling approximately 91% of the voting securities of the Fund.

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The amendments have been adapted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Orchard Small Cap Value Fund
EXPENSE EXAMPLES (Unaudited)
May 31, 2019

As a shareholder of Orchard Small Cap Value Fund, you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Orchard Small Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 and held until May 31, 2019.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Orchard Small Cap Value Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
Actual	Account Value	Account Value	During Period*	During Period
	12/1/18	5/31/19	12/1/18 – 5/31/19	12/1/18 – 5/31/19
Class I	$ 1,000.00	$ 907.20	$ 5.94	1.25%
Class N	1,000.00	905.50	7.13	1.50%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period
(5% return before expenses)	12/1/18	5/31/19	12/1/18 – 5/31/19	12/1/18 – 5/31/19
Class I	$ 1,000.00	$ 1,018.70	$ 6.29	1.25%
Class N	1,000.00	1,017.45	7.54	1.50%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Orchard Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2019

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 17-18, 2018, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Orchard Small Cap value Fund (“Orchard Small Cap”) and Orchard Capital Management, LLC (“Orchard”) (the “Orchard Advisory Agreement”).

Based on their evaluation of the information provided by Orchard, in conjunction with Orchard Small Cap’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Orchard Advisory Agreement with respect to Orchard Small Cap.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Orchard Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Orchard Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Orchard Advisory Agreement and comparative information relating to the advisory fee and other expenses of Orchard Small Cap. The materials also included due diligence materials relating to Orchard (including due diligence questionnaires completed by Orchard, select financial information of Orchard, bibliographic information regarding Orchard’s key management and investment advisory personnel, and comparative fee information relating to the Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Orchard Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Orchard Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Orchard Advisory Agreement. In considering the renewal of the Orchard Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Orchard relating to the Orchard Advisory Agreement, including its Form ADV and related schedules, a description of the manner in which investment decisions were made and executed and a review of the personnel performing services for Orchard Small Cap including the individuals that primarily monitor and execute the investment process and provide oversight of Orchard Small Cap. The Board then discussed the extent of Orchard’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Orchard’s specific responsibilities in all aspects of the day-to -day management of Orchard Small Cap. Additionally, the Board received satisfactory responses from the representative of Orchard with respect to a series of important questions, including: whether Orchard was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Orchard Small Cap; and whether Orchard had procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by Orchard of its practices for monitoring compliance with Orchard

Orchard Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2019

Small Cap’s investment limitations, noting that Orchard’s CCO had processes to review the portfolio managers’ performance of their duties with respect to Orchard Small Cap to ensure compliance under Orchard’s compliance program. The Board also noted Orchard’s representation that the prospectus and the statement of additional information for Orchard Small Cap accurately describes and discloses the investment strategy of Orchard Small Cap. The Board further noted Orchards efforts to build distribution channels to attract additional assets. The Board then reviewed the capitalization of Orchard based on financial information and other materials provided and discussed with Orchard and concluded that Orchard was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to Orchard Small Cap. The Board also discussed Orchard’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Orchard’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board concluded that Orchard had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Orchard Advisory Agreement with respect to Orchard Small Cap and that the nature, overall quality and extent of the management services to be provided by Orchard were satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance of Orchard Small Cap as compared to its peer group, Morningstar category and benchmark for the one year and since inception periods ended September 30, 2018. The Board noted that Orchard Small Cap outperformed its benchmark, the Russell 2000 Value Index, matched its peer group median and slightly underperformed its Morningstar category median for the one year period and outperformed its benchmark, peer group median and Morningstar category median for the since inception period. The Board further noted that Orchard Small Cap placed in the top ten percent of the Morningstar category for the since inception period. The Board also reviewed the performance of Orchard’s composite track record for the strategy. The Board concluded that Orchard Small Cap’s performance was acceptable.

Fees and Expenses. As to the costs of the services provided by Orchard, the Board reviewed and discussed Orchard Small Cap’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Broadridge Reports, noting that the current advisory fee, although high, was not the highest in the Morningstar category. The Board noted Orchard’s intention to lower the advisory fee from 1.25% to 1.14% effective November 1, 2018 which would put the Fund more in line with its peers and Morningstar category. The Board reviewed the proposed contractual arrangements for Orchard Small Cap, and Orchards proposal to lower the expense caps, effective November 1, 2018, so that net annual operating expenses, exclusive of certain fees, so as not to exceed 1.25%, 1.50%, 1.50% and 2.25% of Orchard Small Cap’s average annual net assets, for Class I, Class N, Class A and Class C Shares, respectively, and found such arrangements to be beneficial to shareholders. It was the consensus of the Board that, based on Orchard’s experience and expertise and the services provided by Orchard to Orchard Small Cap, the advisory fee charged by Orchard was not unreasonable.

Profitability. The Board considered the level of profits that could be expected to accrue to Orchard with respect to Orchard Small Cap based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by Orchard. The Board concluded that based on the services provided and the projected growth of Orchard Small Cap, the anticipated level of profit from Orchard’s relationship with Orchard Small Cap was not excessive.

Economies of Scale. As to the extent to which Orchard Small Cap will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed

Orchard Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2019

Orchard’s expectations for growth of Orchard Small Cap. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Orchard Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Orchard as the Trustees believed to be reasonably necessary to evaluate the terms of the Orchard Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Orchard Advisory Agreement, (a) the terms of the Orchard Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Orchard Advisory Agreement is in the best interests of Orchard Small Cap and its shareholders. In considering the renewal of the Orchard Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Orchard Advisory Agreement was in the best interest of Orchard Small Cap and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Orchard Advisory Agreement.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7939 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-312-628-6700.

INVESTMENT ADVISOR
Orchard Capital Management
400 North Michigan Avenue, Suite 560
Chicago, IL 60611

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not Applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 08/08/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 08/08/2019

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer

Date 08/08/2019